CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	$ 3,171,441,918	$ 3,137,276,275
Investments in associates	5,339,609	1,611,906
Deferred income tax asset	51,733	6,464
Other receivables	431,397	575,393
Total non-current assets	3,177,264,657	3,139,470,038
Current assets
Other receivables	221,764,185	68,152,310
Inventories	10,364,857	4,820,873
Trade receivables	196,614,744	205,237,736
Contract assets	27,278	34,286
Financial assets measured at amortised cost	355,915,568	357,298,924
Financial assets at fair value through profit or loss	648,152,264	611,643,130
Cash and cash equivalents	804,106,528	78,894,638
Total current assets	2,236,945,424	1,326,081,897
Total assets	5,414,210,081	4,465,551,935
EQUITY
Common stock	971,540,432	971,540,432
Treasury shares	0	53,863,390
Cost of acquisition of treasury shares	0	(97,455,079)
Additional paid-up capital	(71,862,545)	(28,270,856)
Legal reserve	156,136,573	131,789,284
Reserve for capital expenditures, acquisition of treasury shares and/or dividends	1,651,188,520	1,419,742,302
Accumulated retained earnings	420,859,657	486,945,767
Equity attributable to equity holders of the parent	3,127,862,637	2,938,155,240
Non-controlling interests	2,835	2,346
Total equity	3,127,865,472	2,938,157,586
Non-current liabilities
Deferred tax liabilities	240,517,691	235,078,977
Contract liabilities	137,864,649	146,961,103
Loans	1,460,728,384	659,997,560
Total non-current liabilities	1,839,110,724	1,042,037,640
Current liabilities
Provisions	960,395	553,945
Contract liabilities	8,861,803	9,817,028
Other payables	346,889	320,957
Taxes payables	11,432,934	14,172,523
Income tax payable	52,627,834	230,851,260
Payroll and social security taxes payable	27,670,338	25,583,998
Loans	244,877,733	103,129,469
Trade payables	100,455,959	100,927,529
Total current liabilities	447,233,885	485,356,709
Total liabilities	2,286,344,609	1,527,394,349
Total equity and liabilities	$ 5,414,210,081	$ 4,465,551,935